Revenue (Details Narrative) € in Thousands, $ in Thousands									1 Months Ended		12 Months Ended
	Aug. 26, 2022 USD ($)	Aug. 26, 2022 EUR (€)	May 31, 2022 USD ($)	May 31, 2022 EUR (€)	Dec. 07, 2020 USD ($)	Dec. 07, 2020 EUR (€)	Nov. 16, 2020 USD ($)	Nov. 16, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 EUR (€)	Aug. 26, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 07, 2020 EUR (€)	Dec. 31, 2018 USD ($)	Jul. 23, 2018 USD ($)	Jan. 31, 2018 USD ($)
IfrsStatementLineItems [Line Items]
Revenues											$ 5,640		$ 5,260		$ 3,652
Performance obligation and deferred													226	€ 200
Germany [member]
IfrsStatementLineItems [Line Items]
Performance obligation and deferred			$ 213	€ 200
Spain [member]
IfrsStatementLineItems [Line Items]
Performance obligation and deferred											106	€ 100
Development services [member]
IfrsStatementLineItems [Line Items]
Revenues											3,617		3,337
Development services [member]
IfrsStatementLineItems [Line Items]
Revenues	$ 5,065	€ 4,962
Nova amendement [member]
IfrsStatementLineItems [Line Items]
Additional detect trial costs	10,500	9,800
Detect trial costs	9,600	9,000
Pediatric indication [member]
IfrsStatementLineItems [Line Items]
Licensee costs	2,872	2,814
Novo nordisk A/S [member]
IfrsStatementLineItems [Line Items]
Additional detect trial costs							$ 10,980	€ 9,000
Novo nordisk A/S [member] | Nova amendement [member]
IfrsStatementLineItems [Line Items]
Additional detect trial costs	9,600	9,000
Novo nordisk health care [member]
IfrsStatementLineItems [Line Items]
Revenues											$ 5,555		5,260		3,634
Transaction price prior to modification [member]
IfrsStatementLineItems [Line Items]
Amortization period											5 years 4 months 24 days	5 years 4 months 24 days
Transaction price prior to modification [member] | Adult indication [member]
IfrsStatementLineItems [Line Items]
Transaction costs											$ 23,600
Transaction price prior to modification [member] | Pediatric indication [member]
IfrsStatementLineItems [Line Items]
Transaction costs																						$ 400
Transaction price prior to modification [member] | Discounted cash flow [member]
IfrsStatementLineItems [Line Items]
Transaction costs											24,000													$ 24,000
Transaction price prior to modification [member] | FDA approval [member]
IfrsStatementLineItems [Line Items]
Transaction costs											5,000												$ 5,000
License agreement [member]
IfrsStatementLineItems [Line Items]
Annual net sales							$ 40,000
License agreement [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of reduced royalty payments							15.00%	15.00%
License agreement [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of reduced royalty payments							8.50%	8.50%
License agreement [member] | Novo nordisk A/S [member]
IfrsStatementLineItems [Line Items]
Upfront payment received							$ 6,109	€ 5,000	$ 6,109	€ 5,000
License agreement [member] | Consilient healthcare limited [member]
IfrsStatementLineItems [Line Items]
Transaction costs					$ 1,209						1,591		1,358				€ 1,483		€ 1,200		€ 1,000
Upfront payment received					$ 1,209	€ 1,000
PIP study [member]
IfrsStatementLineItems [Line Items]
Licensee costs															1,099
Transaction price adjusted post modification [member]
IfrsStatementLineItems [Line Items]
Transaction costs	7,937										5,754						4,700	€ 7,776
Transaction price adjusted post modification [member] | Adult indication [member]
IfrsStatementLineItems [Line Items]
Revenues															550	€ 470
Additional upfront payment received							$ 550
Deferred revenue									$ 5,559						$ 5,559					€ 4,530
Pre nova amendement [member]
IfrsStatementLineItems [Line Items]
Transaction costs											195						€ 200
Post nova amendement [member]
IfrsStatementLineItems [Line Items]
Licensee costs											5,559	€ 4,500
Nova amendement [member] | Development services [member]
IfrsStatementLineItems [Line Items]
Revenues	3,865	4,448
Nova amendement [member] | Pediatric indication [member]
IfrsStatementLineItems [Line Items]
Licensee costs	$ 1,615	€ 1,880
CH agreement [member]
IfrsStatementLineItems [Line Items]
Revenues											$ 18
NK license agreement [member]
IfrsStatementLineItems [Line Items]
Transaction costs													136						€ 100
Upfront payment received													$ 136	€ 100